Principal Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019 CNY (¥) segment	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2019 USD ($) $ / ¥	Dec. 31, 2019 CNY (¥) $ / ¥	Jan. 01, 2019 CNY (¥)
Significant Accounting Policies [Line Items]
Exchange rate used for conversion of financial statements from RMB to US dollar | $ / ¥					6.9618	6.9618
Property, plant and equipment, residual value, percentage					5.00%	5.00%
Impairment loss of intangible assets		¥ 0	¥ 0	¥ 0
Goodwill impairment loss		0
Marketing expense		¥ 0	0	14,886,000
ROU assets					$ 16,220	¥ 112,921,000	¥ 146,872,000
Lease liabilities						123,439,000	154,226,000
Effective interest rate		4.00%
Employee social benefits included as expenses		¥ 66,651,000	75,031,000	66,511,000
Number of operating segments | segment		1
Percentage of after tax profits allocated to general reserve		10.00%
Percentage of reserve fund to registered capital when appropriation not required		50.00%
Reserves and Surplus		¥ 0	6,173,000	¥ 68,000
ASU 2016-02
Significant Accounting Policies [Line Items]
ROU assets							146,872,000
Lease liabilities							¥ 154,226,000
Effective interest rate	4.00%
Customer Relationship
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life		10 years
Maximum | Acquired Software and other intangible assets
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life		10 years
Minimum | Acquired Software and other intangible assets
Significant Accounting Policies [Line Items]
Finite-lived intangible assets, estimated useful life		3 years
Variable Interest Entity
Significant Accounting Policies [Line Items]
Employee benefits payable			¥ 3,660,000			¥ 3,116,000